LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.1%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	6,100	$816,119
L3Harris Technologies, Inc.	6,300	1,134,756
		1,950,875
Banks - 2.8%
Bank of America Corp.	38,500	817,355
Comerica, Inc.	13,500	396,090
Cullen/Frost Bankers, Inc.	9,900	552,321
Truist Financial Corp.	4,014	123,792
Zions Bancorp N.A.	20,000	535,200
		2,424,758
Beverages - 2.1%
The Coca-Cola Co.	22,600	1,000,050
PepsiCo, Inc.	6,700	804,670
		1,804,720
Biotechnology - 1.2%
Charles River Laboratories International, Inc. (a)	8,100	1,022,301

Chemicals - 5.3%
Air Products and Chemicals, Inc.	5,500	1,097,855
Corteva, Inc.	21,358	501,913
DuPont de Nemours, Inc.	8,158	278,188
Ecolab, Inc.	4,800	747,984
FMC Corp.	13,700	1,119,153
Linde PLC (b)	5,500	951,500
		4,696,593
Commercial Services & Supplies - 1.8%
Cintas Corp.	4,000	692,880
Waste Management, Inc.	10,000	925,600
		1,618,480
Communications Equipment - 0.8%
QUALCOMM, Inc.	10,800	730,620

Computers & Peripherals - 1.6%
Apple, Inc.	5,550	1,411,309

Construction Materials - 0.9%
Martin Marietta Materials, Inc.	4,100	775,843

Diversified Financials - 2.1%
JPMorgan Chase & Co.	9,500	855,285
Moody's Corp.	4,700	994,050
		1,849,335
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	26,689	777,984
Verizon Communications, Inc.	16,341	878,002
		1,655,986
Electrical Equipment & Instruments - 1.6%
Emerson Electric Co.	15,600	743,340
Rockwell Automation, Inc.	4,500	679,095
		1,422,435
Electronic Equipment & Instruments - 1.8%
FLIR Systems, Inc.	13,700	436,893
National Instruments Corp.	12,800	423,424
Trimble, Inc. (a)	22,200	706,626
		1,566,943
Food & Drug Retailing - 1.1%
Walmart, Inc.	8,300	943,046

Food Products - 0.8%
Mondelez International, Inc. - Class A	13,400	671,072

Health Care Equipment & Supplies - 5.3%
Alcon, Inc. (a) (b)	13,800	701,316
Becton, Dickinson & Co.	4,400	1,010,988
Danaher Corp.	6,600	913,506
Medtronic PLC (b)	4,100	369,738
PerkinElmer, Inc.	10,100	760,328
Thermo Fisher Scientific, Inc.	3,100	879,160
		4,635,036
Household Products - 2.3%
Colgate-Palmolive Co.	13,600	902,496
Kimberly-Clark Corp.	6,000	767,220
The Procter & Gamble Co.	3,500	385,000
		2,054,716
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	650	1,267,318

IT Consulting & Services - 4.5%
Black Knight, Inc. (a)	18,400	1,068,304
Broadridge Financial Solutions, Inc.	8,000	758,640
PayPal Holdings, Inc. (a)	11,800	1,129,732
Visa, Inc. - Class A	6,100	982,832
		3,939,508
Machinery - 1.3%
Fortive Corp.	11,300	623,647
Stanley Black & Decker, Inc.	5,400	540,000
		1,163,647
Marine - 0.5%
Kirby Corp. (a)	10,200	443,394

Media & Entertainment - 3.8%
Alphabet, Inc. - Class C (a)	925	1,075,599
Facebook, Inc. - Class A (a)	4,700	783,960
Pinterest, Inc. - Class A (a)	35,000	540,400
The Walt Disney Co.	9,500	917,700
		3,317,659
Oil & Gas & Consumable Fuels - 2.5%
Cabot Oil & Gas Corp.	25,900	445,221
Chevron Corp.	7,295	528,596
ConocoPhillips	11,400	351,120
EOG Resources, Inc.	10,300	369,976
Exxon Mobil Corp.	4,633	175,915
Pioneer Natural Resources Co.	4,100	287,615
		2,158,443
Pharmaceuticals - 4.4%
Abbott Laboratories	13,500	1,065,285
Merck & Co., Inc.	13,200	1,015,608
Pfizer, Inc.	18,100	590,784
Zoetis, Inc.	10,326	1,215,267
		3,886,944
Real Estate Investment Trusts - 1.6%
American Tower Corp.	6,300	1,371,825

Road & Rail - 0.8%
Union Pacific Corp.	5,100	719,304

Software - 6.4%
Adobe, Inc. (a)	3,300	1,050,192
Microsoft Corp.	9,800	1,545,558
Oracle Corp.	17,800	860,274
RealPage, Inc. (a)	20,900	1,106,237
salesforce.com, Inc. (a)	7,400	1,065,452
		5,627,713
Software & Services - 1.5%
Akamai Technologies, Inc. (a)	14,800	1,354,052

Specialty Retail - 1.6%
The Home Depot, Inc.	6,500	1,213,615
O'Reilly Automotive, Inc. (a)	700	210,735
		1,424,350
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. - Class B	11,600	959,784
VF Corp.	18,200	984,256
		1,944,040
TOTAL COMMON STOCKS
(Cost $49,832,223)		59,852,265

	Principal
CORPORATE BONDS - 30.7%	Amount
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$250,000	260,903

Air Freight & Logistics - 1.1%
FedEx Corp.
2.700%, 04/15/2023	425,000	404,038
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	603,264
		1,007,302
Banks - 3.1%
Bank of America Corp.
2.625%, 04/19/2021	250,000	251,430
The Bank of New York Mellon Corp.:
2.500%, 04/15/2021
Callable 03/15/2021	200,000	199,943
2.200%, 08/16/2023
Callable 06/16/2023	200,000	201,262
Comerica Bank
2.500%, 07/23/2024	300,000	297,973
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	475,000	488,466
Truist Bank:
2.625%, 01/15/2022
Callable 12/15/2021	500,000	502,692
4.050%, 11/03/2025
Callable 09/03/2025	385,000	399,201
3.300%, 05/15/2026
Callable 04/15/2026	400,000	411,592
		2,752,559
Beverages - 0.5%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	426,730

Biotechnology - 1.7%
AbbVie, Inc.:
2.850%, 05/14/2023
Callable 03/14/2023	250,000	254,025
3.200%, 05/14/2026
Callable 02/14/2026	600,000	597,790
Amgen, Inc.:
2.700%, 05/01/2022
Callable 03/01/2022	325,000	333,104
3.625%, 05/22/2024
Callable 02/22/2024	250,000	262,501
		1,447,420
Chemicals - 0.6%
Ecolab, Inc.
3.250%, 01/14/2023
Callable 11/14/2022	500,000	499,781

Communications Equipment - 0.7%
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	622,248

Computers & Peripherals - 0.9%
Apple, Inc.:
2.850%, 05/06/2021	500,000	505,084
2.500%, 02/09/2025	250,000	264,198
3.200%, 05/13/2025	55,000	59,768
		829,050
Consumer Finance - 0.9%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	125,000	128,236
3.700%, 08/03/2023
Callable 07/03/2023	300,000	311,698
3.000%, 10/30/2024
Callable 09/29/2024	350,000	358,705
		798,639
Diversified Financials - 1.1%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	400,954
3.250%, 09/23/2022	100,000	103,266
3.375%, 05/01/2023	225,000	235,491
3.200%, 06/15/2026
Callable 03/15/2026	200,000	208,173
		947,884
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.:
2.450%, 11/01/2022
Callable 08/01/2022	200,000	203,919
3.500%, 11/01/2024
Callable 08/01/2024	250,000	266,455
		470,374
Electrical Equipment & Instruments - 1.4%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	404,776
3.150%, 06/01/2025
Callable 03/01/2025	200,000	204,246
Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	600,000	601,129
		1,210,151
Electronic Equipment & Instruments - 0.6%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	506,581

Food & Drug Retailing - 1.3%
Costco Wholesale Corp.
2.250%, 02/15/2022	400,000	409,621
Walmart, Inc.
3.550%, 06/26/2025
Callable 04/26/2025	700,000	765,425
		1,175,046
Health Care Equipment & Supplies - 0.3%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	261,651

Health Care Providers & Services - 0.5%
CVS Health Corp.
2.125%, 06/01/2021
Callable 05/01/2021	400,000	400,555

Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.
3.625%, 05/20/2021	100,000	102,873

Internet & Catalog Retail - 0.8%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	695,000	719,523

Machinery - 0.9%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	758,313

Media & Entertainment - 1.0%
Alphabet, Inc.:
3.375%, 02/25/2024	600,000	661,031
1.998%, 08/15/2026
Callable 05/15/2026	200,000	211,642
		872,673
Oil & Gas & Consumable Fuels - 4.9%
Chevron Corp.
2.411%, 03/03/2022
Callable 01/03/2022	500,000	504,232
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	487,537
Enterprise Products Operating, LLC:
2.850%, 04/15/2021
Callable 03/15/2021	500,000	494,264
3.750%, 02/15/2025
Callable 11/15/2024	300,000	298,854
EOG Resources, Inc.
2.625%, 03/15/2023
Callable 12/15/2022	600,000	583,898
Exxon Mobil Corp.:
2.222%, 03/01/2021
Callable 02/01/2021	325,000	327,208
2.709%, 03/06/2025
Callable 12/06/2024	255,000	264,336
3.043%, 03/01/2026
Callable 12/01/2025	400,000	423,752
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	396,938
Schlumberger Investment SA (b)
3.650%, 12/01/2023
Callable 09/01/2023	500,000	497,575
		4,278,594
Pharmaceuticals - 1.9%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	480,000	504,637
3.875%, 09/15/2025
Callable 06/15/2025	255,000	276,117
Bristol-Myers Squibb Co. (c)
3.625%, 05/15/2024
Callable 02/15/2024	250,000	264,644
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	659,468
		1,704,866
Real Estate Investment Trusts - 0.7%
American Tower Corp.
3.375%, 10/15/2026
Callable 07/15/2026	635,000	630,590

Road & Rail - 0.9%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	615,487
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	215,298
		830,785
Semiconductor Equipment & Products - 1.2%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	552,384
Texas Instruments Inc.
2.750%, 03/12/2021
Callable 02/12/2021	470,000	472,699
		1,025,083
Software - 1.5%
Microsoft Corp.:
2.375%, 02/12/2022
Callable 01/12/2022	400,000	412,339
3.125%, 11/03/2025
Callable 08/03/2025	230,000	252,213
Oracle Corp.
2.800%, 07/08/2021	625,000	634,499
		1,299,051
Specialty Retail - 1.3%
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	290,000	295,286
2.800%, 09/14/2027
Callable 06/14/2027	500,000	517,990
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	300,000	298,217
		1,111,493
TOTAL CORPORATE BONDS
(Cost $26,547,682)		26,950,718

SHORT-TERM INVESTMENT - 1.1%
Money Market Fund - 1.1%	Shares
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 0.43% (d)	961,966	961,966

TOTAL SHORT-TERM INVESTMENT
(Cost $961,966)		961,966

Total Investments - 99.9%
(Cost $77,341,871)		87,764,949
Other Assets in Excess of Liabilities - 0.1%		120,362
TOTAL NET ASSETS - 100.0%		$87,885,311

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the Rule 144A securities was $264,644 representing 0.3% of the Fund’s total net assets.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,852,265	$–	$–	$59,852,265
Corporate Bonds	–	26,950,718	–	26,950,718
Money Market Fund	961,966	–	–	961,966
Total Investments	$60,814,231	$26,950,718	$–	$87,764,949